Operating segments	9 Months Ended	12 Months Ended
	Mar. 31, 2025	Jun. 30, 2024
Disclosure of operating segments [abstract]
Operating segments

Note 4. Operating segments

Identification of reportable operating segments

Segment reporting is based on the information that management uses to make decisions about the operation of the Company. Operating segment determination is based on the internal reports that are reviewed and used by the Board of Directors (who are identified as the Chief Operating Decision Makers (“CODM”) in assessing performance and in determining the allocation of resources. The Company has identified one operating segment as the provision and administration of mixed martial arts training programs, gym programs.

The CODM reviews EBITDA (earnings before interest, tax, depreciation, and amortization). The accounting policies adopted for internal reporting to the CODM are consistent with those adopted in the financial statements. Application of IFRS 8 and quantitative thresholds for determination of reportable segments sees the consolidated entity disclosing only one reportable operating segment as the provision of subscription revenue and transaction revenue are below the thresholds and are not qualitatively or quantitatively material. The unaudited interim condensed consolidated financial statements for the nine months ended March 31, 2025 and 2024 have been presented by this single operating segment and have been presented and disclosed as one reportable operating segment.

Note 4. Operating segments

Identification of reportable operating segments

Segment reporting is based on the information that management uses to make decisions about the operation of the Company. Operating segment determination is based on the internal reports that are reviewed and used by the Board of Directors (who are identified as the Chief Operating Decision Makers (“CODM”)) in assessing performance and in determining the allocation of resources. The Company has identified one operating segment as the provision and administration of mixed martial arts training programs, gym programs.

The CODM reviews EBITDA (earnings before interest, tax, depreciation, and amortization). The accounting policies adopted for internal reporting to the CODM are consistent with those adopted in the financial statements. Application of IFRS 8 and quantitative thresholds for determination of reportable segments sees the consolidated entity disclosing only one reportable operating segment. The consolidated financial statements for the years ended June 30, 2024, 2023 and 2022 have been presented by this single operating segment and have been presented and disclosed as one reportable operating segment.